Form N-1A Cover	Nov. 10, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	TIDAL TRUST II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 10, 2026
Prospectus Date	Dec. 23, 2025